Components of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Finished goods	$ 61,336	$ 98,307
Work in process	86,930	111,530
Raw materials	68,684	78,127
Inventory, Net	$ 216,950	$ 287,964